FINANCIAL RISK MANAGEMENT - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management [Abstract]
Cash	$ (85,110)	$ (53,198)	$ (45,665)
Current portion of long-term debt	17,617	16,460
Long-term debt	345,787	357,025
Net debt	278,294	320,287
Shareholders equity	$ 317,372	$ 301,686	$ 347,077